Real Estate 2014 Purchase Price Allocation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of purchase price allocation
Land	$ 115,777	$ 94,970	$ 23,949
Building and improvements	491,040	581,064	97,603
Tenant origination and absorption cost	140,333	178,183	33,932
Finite-lived intangibles		(5,192)	5,277
Debt premium	(1,800)		(211)
Total	735,795	849,025	160,550
Leases, Acquired-in-Place, Market Adjustment
Summary of purchase price allocation
Finite-lived intangibles	(11,809)
Off-Market Favorable Lease
Summary of purchase price allocation
Finite-lived intangibles	2,254
Operating Properties
Summary of purchase price allocation
Land	100,592
Building and improvements	456,301
Tenant origination and absorption cost	139,958
Debt premium	(1,800)
Total	685,496
Operating Properties | Caterpillar
Summary of purchase price allocation
Land	6,000
Building and improvements	37,904
Tenant origination and absorption cost	8,607
Debt premium	0
Total	57,000
Operating Properties | DigitalGlobe
Summary of purchase price allocation
Land	8,600
Building and improvements	52,145
Tenant origination and absorption cost	31,255
Debt premium	0
Total	92,000
Operating Properties | Waste Management
Summary of purchase price allocation
Land	0
Building and improvements	11,757
Tenant origination and absorption cost	4,758
Debt premium	0
Total	22,825
Operating Properties | BT Infonet
Summary of purchase price allocation
Land	9,800
Building and improvements	34,244
Tenant origination and absorption cost	7,239
Debt premium	0
Total	52,669
Operating Properties | Wyndham Worldwide
Summary of purchase price allocation
Land	6,200
Building and improvements	76,333
Tenant origination and absorption cost	14,819
Debt premium	0
Total	96,600
Operating Properties | Ace Hardware
Summary of purchase price allocation
Land	6,900
Building and improvements	27,437
Tenant origination and absorption cost	6,508
Debt premium	(1,800)
Total	37,000
Operating Properties | Equifax I
Summary of purchase price allocation
Land	1,850
Building and improvements	7,971
Tenant origination and absorption cost	4,738
Debt premium	0
Total	14,200
Operating Properties | American Express
Summary of purchase price allocation
Land	15,000
Building and improvements	32,096
Tenant origination and absorption cost	13,796
Debt premium	0
Total	51,000
Operating Properties | SoftBank
Summary of purchase price allocation
Land	22,789
Building and improvements	53,945
Tenant origination and absorption cost	15,005
Debt premium	0
Total	90,100
Operating Properties | Vanguard
Summary of purchase price allocation
Land	2,230
Building and improvements	23,685
Tenant origination and absorption cost	7,376
Debt premium	0
Total	33,200
Operating Properties | Parallon
Summary of purchase price allocation
Land	1,000
Building and improvements	12,729
Tenant origination and absorption cost	4,043
Debt premium	0
Total	17,235
Operating Properties | TW Telecom
Summary of purchase price allocation
Land	11,097
Building and improvements	26,096
Tenant origination and absorption cost	9,722
Debt premium	0
Total	43,000
Operating Properties | Equifax II
Summary of purchase price allocation
Land	2,200
Building and improvements	8,654
Tenant origination and absorption cost	4,102
Debt premium	0
Total	13,916
Operating Properties | Mason I (6)
Summary of purchase price allocation
Land	4,776
Building and improvements	18,489
Tenant origination and absorption cost	0
Debt premium	0
Total	23,265
Operating Properties | Wells Fargo
Summary of purchase price allocation
Land	2,150
Building and improvements	32,816
Tenant origination and absorption cost	7,990
Debt premium	0
Total	41,486
Operating Properties | Leases, Acquired-in-Place, Market Adjustment
Summary of purchase price allocation
Finite-lived intangibles	(11,809)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Caterpillar
Summary of purchase price allocation
Finite-lived intangibles	4,489
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | DigitalGlobe
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Waste Management
Summary of purchase price allocation
Finite-lived intangibles	4,056
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | BT Infonet
Summary of purchase price allocation
Finite-lived intangibles	1,386
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Wyndham Worldwide
Summary of purchase price allocation
Finite-lived intangibles	(752)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Ace Hardware
Summary of purchase price allocation
Finite-lived intangibles	(2,045)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Equifax I
Summary of purchase price allocation
Finite-lived intangibles	(359)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | American Express
Summary of purchase price allocation
Finite-lived intangibles	(9,892)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | SoftBank
Summary of purchase price allocation
Finite-lived intangibles	(1,639)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Vanguard
Summary of purchase price allocation
Finite-lived intangibles	(91)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Parallon
Summary of purchase price allocation
Finite-lived intangibles	(537)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | TW Telecom
Summary of purchase price allocation
Finite-lived intangibles	(3,915)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Equifax II
Summary of purchase price allocation
Finite-lived intangibles	(1,040)
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Mason I (6)
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Leases, Acquired-in-Place, Market Adjustment | Wells Fargo
Summary of purchase price allocation
Finite-lived intangibles	(1,470)
Operating Properties | Off-Market Favorable Lease
Summary of purchase price allocation
Finite-lived intangibles	2,254
Operating Properties | Off-Market Favorable Lease | Caterpillar
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | DigitalGlobe
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Waste Management
Summary of purchase price allocation
Finite-lived intangibles	2,254
Operating Properties | Off-Market Favorable Lease | BT Infonet
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Wyndham Worldwide
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Ace Hardware
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Equifax I
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | American Express
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | SoftBank
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Vanguard
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Parallon
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | TW Telecom
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Equifax II
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Mason I (6)
Summary of purchase price allocation
Finite-lived intangibles	0
Operating Properties | Off-Market Favorable Lease | Wells Fargo
Summary of purchase price allocation
Finite-lived intangibles	0
Undeveloped Land and Construction in Progress | Restoration Hardware
Summary of purchase price allocation
Land	15,185
Building and improvements	34,739
Tenant origination and absorption cost	375
Debt premium	0
Total	50,299
Undeveloped Land and Construction in Progress | Leases, Acquired-in-Place, Market Adjustment | Restoration Hardware
Summary of purchase price allocation
Finite-lived intangibles	0
Undeveloped Land and Construction in Progress | Off-Market Favorable Lease | Restoration Hardware
Summary of purchase price allocation
Finite-lived intangibles	$ 0